Vanguard® Materials Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Chemicals (62.9%)
	Linde plc	1,920,944	623,692
	Sherwin-Williams Co.	927,040	248,484
	Air Products and Chemicals Inc.	830,969	204,551
	Dow Inc.	2,757,416	187,449
	Corteva Inc.	2,724,666	170,619
	Ecolab Inc.	967,288	158,548
	DuPont de Nemours Inc.	1,922,617	130,449
	International Flavors & Fragrances Inc.	954,564	126,165
	Albemarle Corp.	438,674	114,239
	LyondellBasell Industries NV Class A	983,519	112,367
	PPG Industries Inc.	884,579	111,890
	Mosaic Co.	1,380,435	86,484
	CF Industries Holdings Inc.	776,986	76,743
	Celanese Corp. Class A	404,971	63,386
	FMC Corp.	471,176	57,757
	Eastman Chemical Co.	483,522	53,265
	RPM International Inc.	485,870	42,805
	Olin Corp.	556,038	36,582
	Chemours Co.	599,291	25,823
	Huntsman Corp.	683,028	24,760
*	Axalta Coating Systems Ltd.	840,790	22,836
	Valvoline Inc.	671,690	22,475
	Ashland Global Holdings Inc.	202,579	21,680
*	Livent Corp.	605,283	19,242
	Westlake Corp.	144,016	19,026
	Element Solutions Inc.	882,657	18,792
	Avient Corp.	343,719	16,911
	Cabot Corp.	211,885	16,021
	Balchem Corp.	121,354	15,100
	Scotts Miracle-Gro Co.	156,115	14,772
	HB Fuller Co.	198,540	14,112
	Sensient Technologies Corp.	157,438	13,766
*	Ingevity Corp.	147,446	10,274
	NewMarket Corp.	29,063	9,577
	Innospec Inc.	92,765	9,465
	Stepan Co.	83,948	9,411
	Minerals Technologies Inc.	124,079	8,221
	Tronox Holdings plc Class A	433,669	7,810
	Quaker Chemical Corp.	46,897	7,335
*,1	Ginkgo Bioworks Holdings Inc.	2,224,402	6,851
*	Perimeter Solutions SA	549,616	6,018
*	GCP Applied Technologies Inc.	180,019	5,602

		Shares	Market Value ($000)
	Trinseo plc	110,966	5,248
	AdvanSix Inc.	105,032	4,866
	Orion Engineered Carbons SA	227,080	4,385
*	Diversey Holdings Ltd.	303,021	2,970
*	Origin Materials Inc.	384,010	2,719
*	Intrepid Potash Inc.	40,759	2,685
*	PureCycle Technologies Inc.	304,270	2,598
	Hawkins Inc.	71,154	2,573
	Chase Corp.	30,089	2,431
	Ecovyst Inc.	230,785	2,370
*	LSB Industries Inc.	117,246	2,359
	Koppers Holdings Inc.	79,505	2,155
*	Aspen Aerogels Inc.	111,417	1,952
	Kronos Worldwide Inc.	86,441	1,647
*,1	Amyris Inc.	641,829	1,637
*,1	Danimer Scientific Inc.	337,840	1,483
*	Zymergen Inc.	57	—
			2,995,433
Construction Materials (4.0%)
	Vulcan Materials Co.	497,748	82,064
	Martin Marietta Materials Inc.	233,902	79,382
	Eagle Materials Inc.	147,867	19,305
*	Summit Materials Inc. Class A	445,465	12,166
			192,917
Containers & Packaging (12.8%)
	Ball Corp.	1,204,893	85,415
	Amcor plc	5,673,117	74,318
	International Paper Co.	1,340,224	64,934
	Packaging Corp. of America	350,628	55,147
	Avery Dennison Corp.	309,110	53,340
	Crown Holdings Inc.	467,029	48,776
	Westrock Co.	986,835	47,852
	Sealed Air Corp.	555,028	34,512
*	Berry Global Group Inc.	506,699	29,556
	AptarGroup Inc.	245,536	26,294
	Graphic Packaging Holding Co.	1,149,906	25,597
	Sonoco Products Co.	368,832	21,566
	Silgan Holdings Inc.	330,746	14,490
*	O-I Glass Inc.	582,752	9,586
	Greif Inc. Class A	99,408	5,912
	TriMas Corp.	161,092	4,539
	Myers Industries Inc.	115,158	2,741
*	Ranpak Holdings Corp. Class A	161,442	2,011
	Pactiv Evergreen Inc.	167,499	1,723
			608,309
Metals & Mining (19.4%)
	Freeport-McMoRan Inc.	5,452,368	213,079
	Newmont Corp.	2,988,370	202,761
	Nucor Corp.	1,008,665	133,608
	Steel Dynamics Inc.	717,094	61,225
*	Cleveland-Cliffs Inc.	1,965,943	45,571
	Reliance Steel & Aluminum Co.	231,368	44,978
	Alcoa Corp.	691,409	42,674
	Royal Gold Inc.	245,871	27,803
	US Steel Corp.	765,362	19,188
	Commercial Metals Co.	454,994	18,077
*	Allegheny Technologies Inc.	478,463	13,158

		Shares	Market Value ($000)
*	MP Materials Corp.	299,728	11,818
*	Arconic Corp.	393,374	11,066
*	Alpha Metallurgical Resources Inc.	65,931	10,664
	Hecla Mining Co.	2,020,533	9,537
	Warrior Met Coal Inc.	193,317	6,499
	Carpenter Technology Corp.	180,774	6,369
	Materion Corp.	76,628	6,282
	Kaiser Aluminum Corp.	59,656	6,095
	Worthington Industries Inc.	124,045	5,785
	Compass Minerals International Inc.	127,675	5,736
	Schnitzer Steel Industries Inc. Class A	98,299	3,993
*	Piedmont Lithium Inc. ADR	59,122	3,829
*	Coeur Mining Inc.	957,657	3,725
*	TimkenSteel Corp.	147,639	3,410
	SunCoke Energy Inc.	311,399	2,519
*	Century Aluminum Co.	187,957	2,218
	Ryerson Holding Corp.	65,068	1,961
	Ramaco Resources Inc.	82,867	1,124
*	McEwen Mining Inc.	1,444	1
*	Gatos Silver Inc.	153	—
			924,753
Paper & Forest Products (0.8%)
	Louisiana-Pacific Corp.	321,501	22,203
*	Sylvamo Corp.	132,710	6,734
	Schweitzer-Mauduit International Inc.	117,104	3,176
	Neenah Inc.	62,845	2,382
	Mercer International Inc.	161,175	2,381
	Glatfelter Corp.	169,270	1,459
*	Clearwater Paper Corp.	62	2
			38,337
Total Common Stocks (Cost $4,184,999)			4,759,749
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 0.854% (Cost $7,211)	72,119	7,211
Total Investments (100.0%) (Cost $4,192,210)			4,766,960
Other Assets and Liabilities—Net (0.0%)			(852)
Net Assets (100.0%)			4,766,108
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,710,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $5,757,000 was received for securities on loan, of which $5,756,000 is held in Vanguard Market Liquidity Fund and $1,000 is held in cash.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
US Steel Corp.	8/31/22	BANA	5,315	(0.320)	9	—
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,759,749	—	—	4,759,749
Temporary Cash Investments	7,211	—	—	7,211
Total	4,766,960	—	—	4,766,960
Derivative Financial Instruments
Assets
Swap Contracts	—	9	—	9